UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: July 31, 2011

**	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. The MFS Emerging Markets Debt Local Currency Fund did not commence operations during the period. The remaining series of the Registrant have a fiscal year end other than July 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS Emerging Markets Debt Local Currency Fund, a series of the Registrant, did not have any shareholders as of period end. For further information please see the introductory footnote.

MFS® Emerging Markets Debt Fund

ANNUAL REPORT

July 31, 2011

EMD-ANN

MFS® EMERGING MARKETS DEBT FUND

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation
(“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (1-202-371-8300) or by accessing SIPC’s web site address (www.sipc.org).

The report is prepared for the general information of shareholders.

It is authorized for distribution to
prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO
BANK GUARANTEE

LETTER FROM
THE CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis this year. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating.

When markets become
volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities.
Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

September 16, 2011

The opinions
expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)

Sovereign Emerging Markets

57.7%

Other Government Entity-Emerging Markets Quasi Government

20.0%

Corporate Bonds

16.6%

U.S. Government Securities Hedge (t)

(1.0)%

Composition including fixed income credit quality (a)(i)

A

5.1%

BBB

38.1%

BB

26.3%

B

23.3%

CCC

0.2%

Not Rated

0.3%

Cash & Other

6.7%

Portfolio facts (i)

Average Duration (d)

6.6

Average Effective Maturity (m)

11.0 yrs.

Issuer country weightings (i)(x)

Russia

12.7%

Brazil

10.2%

Mexico

9.9%

Venezuela

9.2%

Turkey

7.8%

Argentina

6.2%

United States

5.9%

Philippines

5.6%

Indonesia

5.0%

Other Countries

27.5%

(a)
For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and
Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated included fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.

(d)
Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)
For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)
In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(t)
For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds U.S. Treasury futures and purchased put options on U.S. Treasury futures with a bond equivalent exposure of (1.0)%.

(x)
Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 7/31/11.

The portfolio is
actively managed and current holdings may be different.

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended July 31, 2011, Class A shares of the MFS
Emerging Markets Debt Fund (the “fund”) provided a total return of 8.80%, at net asset value. This compares with a return of 9.41% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global.

Market Environment

After about a
year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, the middle of 2010 witnessed heightened risk aversion. This “risk-off” environment derived from a much greater concern surrounding the public-debt profiles of several of the peripheral European countries, a weakening trend in global macroeconomic data and, later in the period, a lack of progress on meaningful fiscal reform during the U.S. debt ceiling debate. These dynamics caused most asset prices to retrench significantly, as many questioned the durability of the global recovery as well as the policy credibility of European and U.S. political leaders.

Early in the period, the U.S. Federal Reserve (the Fed) indicated that further monetary loosening would be forthcoming if macroeconomic activity did not show signs of improvement. The prospects for, and subsequent implementation of, more easing by the Fed improved market sentiment and drove risk-asset prices markedly higher. The December agreement on a surprisingly large (relative to expectations)
expansionary U.S. fiscal package also boosted sentiment. During the subsequent several months, the renewed positive market sentiment, coupled with better indications of global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose amidst the more “risk-seeking” environment. However, towards the end of the period, a weakening macroeconomic backdrop, renewed concerns over Greek debt sustainability, and the U.S. fiscal debate quagmire pushed equities and bond yields lower.

Detractors from Performance

Relative to the JPMorgan Emerging Markets Bond Index Global, the fund’s shorter duration (d) stance held back relative performance. The fund’s cash position was also a relative detractor. The fund holds cash to buy new holdings and to provide liquidity. In a period when emerging fixed income markets rose, as measured by the fund’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Management Review – continued

Contributors to Performance

The fund’s overweight position in Argentina had a notable positive impact on relative results. Bond selection in Brazil, particularly in Brazilian corporate bonds, boosted relative performance as the corporate sector delivered strong returns relative to the benchmark. Additionally, security selection in Russian, Indonesian, and Turkish bonds helped relative performance.

Respectfully,

Ward Brown

Matthew Ryan

Portfolio Manager

Portfolio Manager

(d)
Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 7/31/11

The
following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data
shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

Performance Summary – continued

Total Returns through 7/31/11

Average annual without sales charge

Share class

Class inception date

1-yr

5-yr

10-yr

Life (t)

A

3/17/98

8.80%

9.45%

12.98%

N/A

B

5/31/02

8.06%

8.66%

N/A

10.94%

C

5/31/02

7.99%

8.61%

N/A

10.92%

I

3/17/98

9.08%

9.71%

13.24%

N/A

W

5/01/06

8.97%

9.60%

N/A

9.34%

R1

12/01/08

7.98%

N/A

N/A

20.60%

R2

12/01/08

8.52%

N/A

N/A

21.16%

R3

12/01/08

8.80%

N/A

N/A

21.48%

R4

12/01/08

9.07%

N/A

N/A

21.78%

Comparative benchmark

JPMorgan Emerging Markets Bond Index Global (f)

9.41%

9.31%

11.01%

N/A

Average annual with sales charge

A   With
Initial Sales Charge (4.75%)

3.64%

8.39%

12.44%

N/A

B   With CDSC (Declining over six years from
4% to 0%) (x)

4.06%

8.37%

N/A

10.94%

C   With CDSC (1% for 12 months)
(x)

6.99%

8.61%

N/A

10.92%

Class I, W, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)
Source: FactSet Research Systems Inc.

(t)
For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)

(x)
Assuming redemption at the end of the applicable period.

Benchmark Definition

JPMorgan Emerging Markets Bond Index Global – measures the
performance of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds.

It is not possible to invest directly in an index.

Performance Summary – continued

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results
reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from
litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2011 through July 31, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2011 through July 31, 2011.

The expenses include the payment
of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class

 Annualized Expense
Ratio

Beginning Account Value 2/01/11

  Ending
Account Value 7/31/11

  Expenses
 Paid During Period (p)
2/01/11-7/31/11

A

Actual

1.17%

$1,000.00

$1,070.08

$6.01

Hypothetical (h)

1.17%

$1,000.00

$1,018.99

$5.86

B

Actual

1.91%

$1,000.00

$1,066.69

$9.79

Hypothetical (h)

1.91%

$1,000.00

$1,015.32

$9.54

C

Actual

1.91%

$1,000.00

$1,066.01

$9.78

Hypothetical (h)

1.91%

$1,000.00

$1,015.32

$9.54

I

Actual

0.91%

$1,000.00

$1,071.49

$4.67

Hypothetical (h)

0.91%

$1,000.00

$1,020.28

$4.56

W

Actual

1.02%

$1,000.00

$1,070.91

$5.24

Hypothetical (h)

1.02%

$1,000.00

$1,019.74

$5.11

R1

Actual

1.91%

$1,000.00

$1,065.95

$9.78

Hypothetical (h)

1.91%

$1,000.00

$1,015.32

$9.54

R2

Actual

1.41%

$1,000.00

$1,068.62

$7.23

Hypothetical (h)

1.41%

$1,000.00

$1,017.80

$7.05

R3

Actual

1.16%

$1,000.00

$1,070.09

$5.95

Hypothetical (h)

1.16%

$1,000.00

$1,019.04

$5.81

R4

Actual

0.91%

$1,000.00

$1,071.41

$4.67

Hypothetical (h)

0.91%

$1,000.00

$1,020.28

$4.56

(h)
5% class return per year before expenses.

(p)
Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

7/31/11

The Portfolio of Investments is a complete
list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 92.2%

Issuer

Shares/Par

Value ($)

Argentina - 6.1%

Banco de la Provincia de Buenos Aires, 11.75%, 2015 (n)

$
7,783,000

$
8,117,669

Banco Provincia del Neuquen S.A., 7.875%, 2021 (n)

4,637,000

4,765,677

Republic of Argentina, 7%, 2015

23,800,000

23,268,467

Republic of Argentina, 7%, 2017

49,562,164

46,211,211

Republic of Argentina, 8.75%, 2017

43,474,000

45,539,015

Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038

87,708,000

37,933,710

Republic of Argentina, FRN, 0.467%, 2012

15,517,825

14,909,526

Republic of Argentina, FRN, 8.28%, 2033

30,724,194

26,653,239

$
207,398,514

Brazil - 10.1%

Banco do Brasil S.A., 5.875%, 2022 (n)

$
19,219,000

$
19,459,238

Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)

16,493,000

16,451,768

Banco PanAmericano S.A., 5.5%, 2015

13,099,000

13,314,430

Banco PanAmericano S.A., 8.5%, 2020 (n)

5,653,000

6,303,095

Banco PanAmericano S.A., 8.5%, 2020

2,372,000

2,644,780

Banco Votorantim S.A., 5.25%, 2016 (n)

8,838,000

9,081,045

BFF International Ltd., 7.25%, 2020

5,250,000

5,840,625

BFF International Ltd., 7.25%, 2020 (n)

3,472,000

3,862,600

BNDES Participacoes S.A., 6.5%, 2019 (n)

2,874,000

3,261,990

BNDES Participacoes S.A., 6.5%, 2019

5,733,000

6,506,955

BNDES Participacoes S.A., 5.5%, 2020 (n)

3,993,000

4,232,580

BNDES Participacoes S.A., 5.5%, 2020

2,484,000

2,633,040

Braskem America Finance, 7.125%, 2041 (z)

8,313,000

8,375,347

CCL Finance Ltd., 9.5%, 2014 (n)

6,812,000

7,825,285

CCL Finance Ltd., 9.5%, 2014

4,217,000

4,844,279

Cosan Finance Ltd., 7%, 2017

8,923,000

9,714,916

Federative Republic of Brazil, 6%, 2017

5,634,000

6,608,682

Federative Republic of Brazil, 4.875%, 2021

8,925,000

9,741,637

Federative Republic of Brazil, 8.875%, 2024

4,323,000

6,253,219

Federative Republic of Brazil, 8.25%, 2034

14,643,000

20,683,237

Fibria Overseas Finance, 6.75%, 2021 (n)

15,391,000

16,160,550

Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049

10,739,000

11,383,340

Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)

5,847,000

6,197,820

Hypermarcas S.A., 6.5%, 2021 (n)

9,813,000

9,891,504

Net Servicos de Comunicacao S.A., 7.5%, 2020

8,817,000

10,183,635

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Brazil - continued

Odebrecht Finance Ltd., 6%, 2023 (n)

$
9,131,000

$
9,267,965

OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)

16,980,000

17,896,920

Petrobras International Finance Co., 7.875%, 2019

20,359,000

25,082,614

Petrobras International Finance Co., 5.375%, 2021

5,637,000

6,004,003

Petrobras International Finance Co., 6.75%, 2041

8,225,000

9,225,185

QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (z)

8,401,000

8,548,017

Tam Capital 3, Inc., 8.375%, 2021 (n)

11,335,000

11,998,098

Vale Overseas Ltd., 5.625%, 2019

5,695,000

6,263,219

Vale Overseas Ltd., 4.625%, 2020

8,382,000

8,653,652

Vale Overseas Ltd., 6.875%, 2039

6,820,000

7,887,992

Virgolino de Oliveira Finance Ltd., 10.5%, 2018 (n)

7,730,000

8,387,050

$
340,670,312

Chile - 1.8%

Automotores Gildemeister S.A., 8.25%, 2021 (n)

$
6,303,000

$
6,637,059

Banco del Estado de Chile, 4.125%, 2020 (n)

8,896,000

8,910,412

Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)

5,358,000

5,335,786

Corporacion Nacional del Cobre de Chile, 6.15%, 2036

3,032,000

3,463,278

Empresa Nacional del Petroleo, 6.25%, 2019

5,942,000

6,585,863

Empresa Nacional del Petroleo, 5.25%, 2020 (n)

9,088,000

9,483,846

Inversiones CMPC S.A., 4.75%, 2018 (n)

4,982,000

5,110,610

Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016

4,432,000

4,954,701

Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)

9,697,000

10,243,717

Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020

1,564,000

1,652,178

$
62,377,450

China - 2.4%

CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)

$
16,250,000

$
16,390,108

CNPC (HK) Overseas Capital Ltd., 5.95%, 2041 (n)

12,411,000

12,876,748

Country Garden Holding Co., 11.125%, 2018 (n)

10,490,000

10,857,150

Franshion Development Ltd., 6.75%, 2021 (n)

9,942,000

9,569,175

Hyva Global B.V., 8.625%, 2016 (n)

6,135,000

6,257,700

Longfor Properties Co. Ltd., 9.5%, 2016 (n)

10,972,000

11,328,590

Sino-Forest Corp., 6.25%, 2017 (n)

3,355,000

2,080,100

Yanlord Land Group Ltd., 10.625%, 2018 (n)

10,755,000

10,916,325

$
80,275,896

Colombia - 2.1%

Bancolombia S.A., 5.95%, 2021 (n)

$
10,674,000

$
11,047,590

Ecopetrol S.A., 7.625%, 2019

11,867,000

14,418,405

Pacific Rubiales Energy Corp., 8.75%, 2016 (n)

4,779,000

5,400,270

Pacific Rubiales Energy Corp., 8.75%, 2016

2,614,000

2,953,820

Republic of Colombia, 7.375%, 2019

3,387,000

4,287,942

Republic of Colombia, 4.375%, 2021

7,269,000

7,479,801

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Colombia - continued

Republic of Colombia, 8.125%, 2024

$
5,275,000

$
7,134,437

Republic of Colombia, 7.375%, 2037

3,614,000

4,653,025

Republic of Colombia, FRN, 2.067%, 2015

12,370,000

12,772,025

$
70,147,315

Croatia - 0.3%

Republic of Croatia, 6.375%, 2021 (n)

$
8,412,000

$
8,528,086

Dominican Republic - 0.4%

Dominican Republic, 7.5%, 2021 (n)

$
6,829,000

$
7,187,523

Dominican Republic, 7.5%, 2021

669,000

704,123

Dominican Republic, 8.625%, 2027

4,964,000

5,534,860

$
13,426,506

El Salvador - 0.5%

Republic of El Salvador, 7.375%, 2019 (n)

$
3,416,000

$
3,834,460

Republic of El Salvador, 7.375%, 2019

200,000

224,500

Republic of El Salvador, 7.75%, 2023

5,163,000

5,860,005

Telemovil Finance Co. Ltd., 8%, 2017 (n)

5,813,000

6,190,845

$
16,109,810

Gabon - 0.1%

Gabonese Republic, 8.2%, 2017

$
2,629,000

$
3,079,216

Georgia - 0.3%

Republic of Georgia, 6.875%, 2021 (n)

$
9,592,000

$
9,879,760

Hungary - 2.0%

Republic of Hungary, 6.375%, 2021

$
43,228,000

$
44,903,085

Republic of Hungary, 7.625%, 2041

20,576,000

21,939,160

$
66,842,245

Iceland - 0.5%

Republic of Iceland, 4.875%, 2016 (n)

$
17,622,000

$
17,736,349

India - 0.2%

Vedanta Resources PLC, 8.25%, 2021 (n)

$
4,935,000

$
5,101,803

Indonesia - 4.9%

Berau Capital Resources, 12.5%, 2015 (n)

$
5,441,000

$
6,379,572

Berau Capital Resources, 12.5%, 2015

200,000

234,500

Bumi Investment Pte Ltd., 10.75%, 2017 (n)

10,587,000

12,214,751

Majapahit Holding B.V., 7.75%, 2016

2,695,000

3,186,837

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Indonesia - continued

Majapahit Holding B.V., 7.75%, 2020 (n)

$
758,000

$
924,760

Pertamina PT, 5.25%, 2021 (n)

10,987,000

11,357,811

Pertamina PT, 6.5%, 2041 (n)

6,750,000

7,087,500

Republic of Indonesia, 6.875%, 2018

14,734,000

17,496,625

Republic of Indonesia, 6.875%, 2018 (n)

708,000

840,750

Republic of Indonesia, 11.625%, 2019 (n)

5,099,000

7,661,248

Republic of Indonesia, 11.625%, 2019

4,816,000

7,236,040

Republic of Indonesia, 5.875%, 2020 (n)

5,631,000

6,405,262

Republic of Indonesia, 5.875%, 2020

19,903,000

22,639,663

Republic of Indonesia, 4.875%, 2021 (n)

37,049,000

38,994,073

Republic of Indonesia, 8.5%, 2035

7,001,000

9,775,146

Republic of Indonesia, 7.75%, 2038

10,330,000

13,480,650

$
165,915,188

Jamaica - 0.4%

Digicel Group Ltd., 12%, 2014 (n)

$
1,815,000

$
2,096,325

Digicel Group Ltd., 8.875%, 2015

5,922,000

6,040,440

Digicel Group Ltd., 8.25%, 2017 (n)

4,479,000

4,647,858

$
12,784,623

Kazakhstan - 2.4%

Development Bank of Kazakhstan, 5.5%, 2015 (n)

$
31,396,000

$
32,730,330

Halyk Savings Bank of Kazakhstan B.V., 7.25%, 2017

6,584,000

6,765,060

Kazatomprom, 6.25%, 2015

650,000

691,470

Kazatomprom, 6.25%, 2015 (n)

7,325,000

7,792,335

Kazkommerts International B.V., 8.5%, 2013

16,134,000

16,195,309

KazMunaiGaz Finance B.V., 8.375%, 2013

2,143,000

2,338,656

KazMunaiGaz Finance B.V., 8.375%, 2013 (n)

1,611,000

1,758,084

KazMunaiGaz Finance B.V., 11.75%, 2015 (n)

2,959,000

3,695,199

KazMunaiGaz Finance B.V., 11.75%, 2015

7,694,000

9,608,267

$
81,574,710

Lithuania - 1.0%

Republic of Lithuania, 7.375%, 2020

$
2,753,000

$
3,203,804

Republic of Lithuania, 6.125%, 2021 (n)

27,152,000

28,950,820

$
32,154,624

Malaysia - 1.3%

Petronas Capital Ltd., 5.25%, 2019 (n)

$
5,725,000

$
6,334,964

Petronas Capital Ltd., 5.25%, 2019

32,966,000

36,478,329

$
42,813,293

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Mexico - 9.7%

BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)

$
15,523,000

$
16,066,305

CEMEX S.A.B. de C.V., 9%, 2018 (n)

9,502,000

8,931,880

CEMEX S.A.B. de C.V., 9%, 2018

700,000

658,000

CEMEX S.A.B. de C.V., FRN, 5.245%, 2015 (n)

10,803,000

9,938,760

Comision Federal de Electricidad, 4.875%, 2021 (n)

13,346,000

13,528,840

Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)

1,724,000

1,836,060

Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021 (n)

7,319,000

7,684,950

Pemex Project Funding Master Trust, 5.75%, 2018

30,776,000

34,176,502

Pemex Project Funding Master Trust, 6.625%, 2035

29,776,000

32,450,153

Pemex Project Funding Master Trust, 6.625%, 2038

6,751,000

7,360,609

Petroleos Mexicanos, 6%, 2020

15,164,000

16,877,532

Petroleos Mexicanos, 5.5%, 2021 (z)

8,640,000

9,303,264

Petroleos Mexicanos, 5.5%, 2021

12,061,000

12,869,087

Petroleos Mexicanos, 6.5%, 2041 (n)

7,191,000

7,606,841

Sigma Alimentos S.A., 5.625%, 2018 (n)

9,682,000

9,972,460

United Mexican States, 5.95%, 2019

11,086,000

12,832,045

United Mexican States, 5.125%, 2020

81,853,000

90,365,712

United Mexican States, 6.05%, 2040

7,756,000

8,550,990

United Mexican States, 5.75%, 2110

24,593,000

23,547,798

Urbi Desarrollos Urbanos S.A. de C.V., 9.5%, 2020

4,275,000

4,852,125

$
329,409,913

Nigeria - 0.5%

Afren PLC, 11.5%, 2016 (n)

$
7,346,000

$
7,943,230

Republic of Nigeria, 6.75%, 2021

7,925,000

8,421,977

$
16,365,207

Panama - 1.1%

Panama Canal Railway Co., 7%, 2026 (n)

$
1,355,664

$
1,260,768

Panama Canal Railway Co., 7%, 2026

6,180,124

5,747,515

Republic of Panama, 8.875%, 2027

10,439,000

15,110,452

Republic of Panama, 9.375%, 2029

7,671,000

11,583,210

Republic of Panama, 6.7%, 2036

4,050,000

4,870,125

$
38,572,070

Peru - 1.1%

Banco Credito del Peru, 5.375%, 2020

$
3,361,000

$
3,318,988

IIRSA Norte Finance Ltd., 8.75%, 2024 (n)

184,153

212,053

IIRSA Norte Finance Ltd., 8.75%, 2024

3,725,069

4,289,417

Republic of Peru, 7.35%, 2025

17,126,000

21,750,020

Southern Copper Corp., 7.5%, 2035

7,643,000

8,659,397

$
38,229,875

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Philippines - 5.5%

National Power Corp., 6.875%, 2016 (n)

$
477,000

$
548,550

National Power Corp., 8.4%, 2016

786,000

951,060

Power Sector Assets & Liabilities Management Corp., 7.39%, 2024 (n)

3,247,000

3,912,635

Republic of Philippines, 9.375%, 2017

9,915,000

13,075,406

Republic of Philippines, 7.5%, 2024

14,149,000

17,774,681

Republic of Philippines, 5.5%, 2026

44,744,000

47,876,080

Republic of Philippines, 6.375%, 2032

27,578,000

31,749,172

Republic of Philippines, 6.375%, 2034

56,712,000

65,360,580

Republic of Philippines, 6.25%, 2036

PHP
217,000,000

4,943,522

$
186,191,686

Poland - 1.3%

Republic of Poland, 5.125%, 2021

$
40,865,000

$
42,499,600

Qatar - 0.3%

Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)

$
2,707,000

$
3,180,725

Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019

1,800,000

2,115,000

Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020

3,730,120

4,009,879

$
9,305,604

Russia - 12.5%

Alfa Bank, 7.75%, 2021 (n)

$
11,153,000

$
11,292,413

ALROSA Finance S.A., 7.75%, 2020 (n)

2,010,000

2,200,950

Gaz Capital S.A., 8.125%, 2014 (n)

1,130,000

1,289,669

Gaz Capital S.A., 8.125%, 2014

23,158,000

26,430,225

Gaz Capital S.A., 8.146%, 2018

7,009,000

8,463,367

Gaz Capital S.A., 9.25%, 2019

7,931,000

10,171,507

JSC Severstal, 6.25%, 2016 (z)

9,788,000

9,868,155

LUKOIL International Finance B.V., 6.125%, 2020

5,509,000

5,729,360

LUKOIL International Finance B.V., 6.125%, 2020 (n)

10,502,000

10,922,080

Novatek Finance Ltd., 5.326%, 2016 (n)

6,542,000

6,828,540

Novatek Finance Ltd., 6.604%, 2021 (n)

10,616,000

11,332,580

OJSC Russian Agricultural Bank, 7.75%, 2018

2,431,000

2,798,689

OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)

16,460,000

16,706,900

Russian Federation, 5%, 2020 (n)

31,200,000

32,838,000

Russian Federation, 5%, 2020

54,500,000

57,361,250

Russian Federation, 7.5%, 2030

140,057,152

167,456,533

SCF Capital Ltd., 5.375%, 2017

800,000

799,000

SCF Capital Ltd., 5.375%, 2017 (n)

13,558,000

13,541,053

VEB Finance Ltd., 6.902%, 2020 (n)

12,377,000

13,429,045

VimpelCom Ltd., 7.748%, 2021 (n)

3,477,000

3,586,282

VimpelCom Ltd., 7.504%, 2022 (n)

8,211,000

8,211,000

$
421,256,598

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Serbia - 0.2%

Republic of Serbia, FRN, 6.75%, 2024

$
5,289,301

$
5,315,747

South Africa - 1.4%

Gold Fields Ltd., 4.875%, 2020 (n)

$
12,973,000

$
12,583,810

Myriad International Holdings B.V., 6.375%, 2017 (n)

7,986,000

8,635,262

Republic of South Africa, 6.875%, 2019

5,145,000

6,193,294

Republic of South Africa, 5.5%, 2020

7,896,000

8,715,210

Transnet Ltd., 4.5%, 2016 (n)

10,927,000

11,483,763

$
47,611,339

Sri Lanka - 0.4%

Republic of Sri Lanka, 6.25%, 2020 (n)

$
7,351,000

$
7,608,285

Republic of Sri Lanka, 6.25%, 2021 (z)

7,400,000

7,578,584

$
15,186,869

Trinidad & Tobago - 0.4%

Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)

$
1,986,000

$
2,422,920

Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019

3,126,000

3,813,720

Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022

7,458,917

7,626,742

$
13,863,382

Turkey - 7.6%

Republic of Turkey, 7.25%, 2015

$
3,595,000

$
4,107,287

Republic of Turkey, 7.5%, 2017

7,242,000

8,563,665

Republic of Turkey, 6.75%, 2018

9,092,000

10,433,070

Republic of Turkey, 7%, 2019

26,803,000

31,124,984

Republic of Turkey, 7.5%, 2019

31,469,000

37,448,110

Republic of Turkey, 7%, 2020

41,271,000

47,771,182

Republic of Turkey, 5.625%, 2021

54,069,000

57,177,968

Republic of Turkey, 7.375%, 2025

33,862,000

40,211,125

Republic of Turkey, 11.875%, 2030

7,519,000

12,782,300

Republic of Turkey, 8%, 2034

7,125,000

8,835,000

$
258,454,691

Ukraine - 2.4%

Biz Finance PLC, 8.375%, 2015

$
18,134,000

$
19,113,236

Government of Ukraine, 6.875%, 2015 (n)

4,371,000

4,556,767

Government of Ukraine, 6.25%, 2016

3,128,000

3,159,280

Government of Ukraine, 6.25%, 2016 (n)

11,746,000

11,863,460

Government of Ukraine, 7.75%, 2020

4,661,000

4,870,745

Government of Ukraine, 7.95%, 2021 (n)

2,969,000

3,147,140

Government of Ukraine, 7.95%, 2021

9,232,000

9,785,920

Metinvest B.V., 8.75%, 2018 (n)

2,959,000

3,066,412

Portfolio of Investments – continued

Issuer

Shares/Par

Value ($)

Bonds - continued

Ukraine - continued

Naftogaz Ukraine, 9.5%, 2014

$
20,112,000

$
22,098,060

$
81,661,020

United States - 0.2%

NII Holdings, Inc., 7.625%, 2021

$
7,920,000

$
8,316,000

Uruguay - 1.5%

Navios South American Logistics, Inc., 9.25%, 2019 (n)

$
3,450,000

$
3,458,625

Republic of Uruguay, 8%, 2022

34,865,728

45,412,611

Republic of Uruguay, 7.625%, 2036

2,732,000

3,496,960

$
52,368,196

Venezuela - 8.9%

Petroleos de Venezuela S.A., 5.25%, 2017

$
15,991,200

$
10,298,333

Petroleos de Venezuela S.A., 8.5%, 2017

9,047,000

6,875,720

Republic of Venezuela, 8.5%, 2014

16,167,000

15,116,145

Republic of Venezuela, 5.75%, 2016

55,083,000

42,964,740

Republic of Venezuela, 7%, 2018

14,870,000

10,669,225

Republic of Venezuela, 7.75%, 2019

77,557,000

55,918,597

Republic of Venezuela, 12.75%, 2022

68,441,000

61,699,561

Republic of Venezuela, 9%, 2023

15,193,000

10,916,170

Republic of Venezuela, 8.25%, 2024

36,579,000

24,599,378

Republic of Venezuela, 7.65%, 2025

14,005,000

9,033,225

Republic of Venezuela, 9.25%, 2027

58,989,000

44,094,277

Republic of Venezuela, 7%, 2038

14,512,000

8,489,520

$
300,674,891

Vietnam - 0.4%

Republic of Vietnam, 6.875%, 2016

$
5,844,000

$
6,498,750

Republic of Vietnam, 6.75%, 2020 (n)

3,402,000

3,606,120

Republic of Vietnam, 6.75%, 2020

4,600,000

4,876,000

$
14,980,870

Total Bonds (Identified Cost, $2,914,695,868)

$
3,117,079,258

Issuer/Expiration Date/Strike Price

Number of Contracts

Put Options Purchased - 0.0%

U.S. Treasury Note 10 year Futures - August 2011 @ $121.50 (Premiums Paid, $190,635)

217

$
37,297

Portfolio of Investments – continued

Money Market Funds (v) - 6.0%

Issuer

Shares/Par

Value ($)

MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value

201,924,108

$
201,924,108

Total Investments (Identified Cost, $3,116,810,611)

$
3,319,040,663

Other Assets, Less Liabilities - 1.8%

60,166,566

Net Assets - 100.0%

$
3,379,207,229

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $841,171,642, representing 24.9% of net assets.

(v)
Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities

Acquisition Date

Cost

Value

Braskem America Finance, 7.125%, 2041

7/19/11

$8,198,672

$8,375,347

JSC Severstal, 6.25%, 2016

7/19/11-7/29/11

9,817,961

9,868,155

Petroleos Mexicanos, 5.5%, 2021

7/20/11

9,072,355

9,303,264

QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018

7/20/11

8,346,475

8,548,017

Republic of Sri Lanka, 6.25%, 2021

7/20/11

7,400,000

7,578,584

Total Restricted Securities

$43,673,367

% of Net assets

1.3%

The following abbreviations are used in this report and are defined:

FRN

Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC

Public Limited Company

Abbreviations indicate amounts shown in
currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CLP

Chilean Peso

CNY

Chinese Yuan Renminbi

EUR

Euro

IDR

Indonesian Rupiah

INR

Indian Rupee

MXN

Mexican Peso

MYR

Malaysian Ringgit

PHP

Philippine Peso

PLN

Polish Zloty

SGD

Singapore Dollar

THB

Thailand Baht

Portfolio of Investments – continued

Derivative Contracts at 7/31/11

Forward Foreign Currency Exchange Contracts at 7/31/11

Type

Currency

Counterparty

Contracts to Deliver/ Receive

Settlement Date Range

In Exchange for

Contracts at Value

Net Unrealized Appreciation (Depreciation)

Asset Derivatives

SELL

CNY

Barclays Bank PLC

28,579,001

10/24/11

$4,450,865

$4,439,468

$11,397

SELL

CNY

JPMorgan Chase Bank N.A.

62,869,999

10/21/11

9,794,360

9,765,640

28,720

BUY

EUR

UBS AG

878,603

10/12/11

1,257,210

1,260,312

3,102

BUY

IDR

Deutsche Bank AG

43,681,649,000

8/16/11

5,064,539

5,127,566

63,027

BUY

IDR

HSBC Bank

119,798,727,000

8/16/11- 10/21/11

13,912,546

13,987,450

74,904

BUY

IDR

JPMorgan Chase Bank N.A.

151,850,540,000

8/12/11- 10/21/11

17,619,173

17,792,668

173,495

BUY

IDR

Merrill Lynch International Bank

65,913,133,000

9/06/11

7,688,456

7,715,746

27,290

BUY

INR

Barclays Bank PLC

241,336,000

8/16/11

5,321,632

5,447,408

125,776

BUY

INR

HSBC Bank

129,388,000

9/12/11

2,855,617

2,906,300

50,683

BUY

INR

JPMorgan Chase Bank N.A.

698,918,000

8/12/11- 8/16/11

15,383,394

15,785,472

402,078

BUY

MXN

Citibank N.A.

138,361,421

9/01/11

11,700,161

11,755,711

55,550

BUY

MXN

HSBC Bank

73,340,000

8/10/11

6,175,220

6,243,857

68,637

BUY

MXN

JPMorgan Chase Bank N.A.

208,915,421

8/10/11- 9/01/11

17,633,571

17,762,380

128,809

SELL

MXN

JPMorgan Chase Bank N.A.

59,129,000

10/12/11

5,065,233

5,005,181

60,052

BUY

MYR

Barclays Bank PLC

69,464,000

8/09/11- 9/02/11

22,986,431

23,375,308

388,877

BUY

MYR

Credit Suisse Group

22,350,000

8/05/11

7,500,000

7,528,630

28,630

BUY

MYR

JPMorgan Chase Bank N.A.

23,212,630

8/08/11- 9/19/11

7,739,315

7,806,645

67,330

BUY

MYR

Morgan Stanley Capital Services, Inc.

12,932,120

8/08/11

4,336,000

4,355,224

19,224

SELL

MYR

JPMorgan Chase Bank N.A.

49,338,350

8/08/11- 10/21/11

16,645,889

16,561,403

84,486

BUY

PHP

JPMorgan Chase Bank N.A.

483,715,636

8/05/11- 8/31/11

11,337,853

11,461,691

123,838

SELL

PLN

Barclays Bank PLC

27,000

10/03/11

9,686

9,642

44

BUY

SGD

Barclays Bank PLC

35,986,500

8/05/11- 10/12/11

29,403,949

29,889,962

486,013

Portfolio of Investments – continued

Type

Currency

Counterparty

Contracts to Deliver/ Receive

Settlement Date Range

In Exchange for

Contracts at Value

Net Unrealized Appreciation (Depreciation)

Asset Derivatives - continued

BUY

SGD

JPMorgan Chase Bank N.A.

12,244,500

8/05/11

$9,988,294

$10,169,071

$180,777

SELL

SGD

JPMorgan Chase Bank N.A.

6,033,000

8/05/11

5,012,129

5,010,413

1,716

$2,654,455

Liability Derivatives

BUY

CLP

Merrill Lynch International Bank

2,297,109,000

8/31/11

$5,008,960

$5,001,266

$(7,694
)

BUY

CNY

Barclays Bank PLC

19,051,000

10/21/11

2,968,370

2,959,205

(9,165
)

BUY

CNY

Deutsche Bank AG

54,410,319

10/21/11- 10/24/11

8,463,927

8,451,693

(12,234
)

BUY

CNY

Morgan Stanley Capital Services, Inc.

17,987,681

10/24/11

2,803,348

2,794,210

(9,138
)

BUY

INR

Barclays Bank PLC

442,540,000

11/01/11

9,964,873

9,852,906

(111,967
)

SELL

INR

Barclays Bank PLC

241,871,000

8/16/11

5,398,906

5,459,484

(60,578
)

SELL

INR

Credit Suisse Group

246,124,000

8/16/11- 9/12/11

5,456,989

5,541,185

(84,196
)

SELL

INR

JPMorgan Chase Bank N.A.

348,407,000

8/12/11

7,691,953

7,869,933

(177,980
)

SELL

INR

Merrill Lynch International Bank

233,842,000

8/12/11

5,226,688

5,282,101

(55,413
)

BUY

MXN

Goldman Sachs International

13,681,000

9/01/11

1,164,221

1,162,390

(1,831
)

SELL

MXN

Citibank N.A.

78,632,000

9/01/11

6,650,833

6,680,873

(30,040
)

SELL

MXN

JPMorgan Chase Bank N.A.

78,631,000

9/01/11

6,653,495

6,680,788

(27,293
)

BUY

MYR

Barclays Bank PLC

6,453,000

9/28/11

2,182,427

2,164,968

(17,459
)

BUY

MYR

HSBC Bank

12,317,000

9/28/11

4,167,485

4,132,327

(35,158
)

BUY

MYR

JPMorgan Chase Bank N.A.

32,268,000

9/28/11

10,917,949

10,825,844

(92,105
)

SELL

PHP

Barclays Bank PLC

415,634,000

8/05/11

9,715,615

9,860,736

(145,121
)

BUY

THB

JPMorgan Chase Bank N.A.

198,804,000

9/06/11

6,671,275

6,658,661

(12,614
)

$(889,986
)

Portfolio of Investments – continued

Futures Contracts Outstanding at 7/31/11

Description

Currency

Contracts

Value

Expiration Date

Unrealized Appreciation (Depreciation)

Asset Derivatives

Interest Rate Futures

U.S. Treasury Bond 30 yr (Long)

USD

216

$27,675,000

September - 2011

$790,620

U.S. Treasury Note 10 yr (Long)

USD

340

42,733,750

September - 2011

1,326,935

$2,117,555

Liability Derivatives

Interest Rate Futures

U.S. Treasury Note 5 yr (Short)

USD

225

27,325,195

September - 2011

$(651,179
)

U.S. Treasury Note 2 yr (Short)

USD

343

75,433,203

September - 2011

(306,685
)

$(957,864
)

Swap Agreements at 7/31/11

Expiration

Notional Amount

Counterparty

Cash Flows to Receive

Cash Flows to Pay

Value

Asset Derivatives

Credit Default Swaps

9/20/16

USD

18,780,000

Morgan Stanley Capital Services, Inc. (a)

1.00% (fixed rate)

(1)

$(1,809,951
)

(1)
Fund, as protection seller, to pay notional amount upon a defined credit event by Republic of Hungary, 4.75%, 2/03/15, a Baa3 rated bond. The fund entered into the contract to gain issuer exposure.

(a)
Net unamortized premiums received by the fund amounted to $1,601,828.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At July 31, 2011, the fund had
sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/11

This statement represents
your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets

Investments-

Non-affiliated issuers, at value (identified cost, $2,914,886,503)

$3,117,116,555

Underlying affiliated funds, at cost and value

201,924,108

Total investments, at value (identified cost, $3,116,810,611)

$3,319,040,663

Cash

2,867,145

Restricted cash

2,348,446

Receivables for

Forward foreign currency exchange contracts

2,654,455

Daily variation margin on open futures contracts

598,351

Investments sold

3,191,161

Fund shares sold

21,373,079

Interest

55,100,797

Other assets

11,440

Total assets

$3,407,185,537

Liabilities

Payables for

Distributions

$3,751,258

Forward foreign currency exchange contracts

889,986

Investments purchased

9,162,986

Fund shares reacquired

10,111,078

Swaps, at value (net unamortized premiums received, $1,601,828)

1,809,951

Payable to affiliates

Investment adviser

263,226

Shareholder servicing costs

1,476,558

Distribution and service fees

80,351

Payable for independent Trustees’ compensation

7

Accrued expenses and other liabilities

432,907

Total liabilities

$27,978,308

Net assets

$3,379,207,229

Net assets consist of

Paid-in capital

$3,176,675,608

Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies

204,946,263

Accumulated distributions in excess of net realized gain on investments and foreign currency transactions

(6,151,722
)

Undistributed net investment income

3,737,080

Net assets

$3,379,207,229

Shares of beneficial interest outstanding

225,298,268

Statement of Assets and Liabilities – continued

Net assets

Shares outstanding

Net asset value per share (a)

Class A

$1,123,446,980

74,856,326

$15.01

Class B

46,190,289

3,065,692

15.07

Class C

390,815,725

25,965,475

15.05

Class I

1,633,848,928

109,091,274

14.98

Class W

115,940,278

7,728,541

15.00

Class R1

492,263

32,662

15.07

Class R2

11,328,692

752,080

15.06

Class R3

8,831,069

588,316

15.01

Class R4

48,313,005

3,217,902

15.01

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was
$15.76 [100 / 95.25 x $15.01]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Year ended 7/31/11

This statement describes how
much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income

Income

Interest

$183,118,617

Dividends from underlying affiliated funds

651,980

Total investment income

$183,770,597

Expenses

Management fee

$22,018,469

Distribution and service fees

7,150,263

Shareholder servicing costs

3,694,032

Administrative services fee

430,202

Independent Trustees’ compensation

53,118

Custodian fee

390,712

Shareholder communications

481,578

Auditing fees

61,865

Legal fees

60,586

Miscellaneous

474,856

Total expenses

$34,815,681

Fees paid indirectly

(14,601
)

Reduction of expenses by investment adviser

(218,891
)

Net expenses

$34,582,189

Net investment income

$149,188,408

Realized and unrealized gain (loss) on investments and foreign currency transactions

Realized gain (loss) (identified cost basis)

Investment transactions

$62,981,293

Futures contracts

(7,337,581
)

Swap transactions

811,811

Foreign currency transactions

3,416,876

Net realized gain (loss) on investments and foreign currency transactions

$59,872,399

Change in unrealized appreciation (depreciation)

Investments

$43,224,772

Futures contracts

1,461,732

Swap transactions

(281,888
)

Translation of assets and liabilities in foreign currencies

2,463,114

Net unrealized gain (loss) on investments and foreign currency translation

$46,867,730

Net realized and unrealized gain (loss) on investments and foreign currency

$106,740,129

Change in net assets from operations

$255,928,537

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Years ended 7/31

2011

2010

Change in net assets

From operations

Net investment income

$149,188,408

$90,779,657

Net realized gain (loss) on investments and foreign currency transactions

59,872,399

58,684,057

Net unrealized gain (loss) on investments and foreign currency translation

46,867,730

119,863,065

Change in net assets from operations

$255,928,537

$269,326,779

Distributions declared to shareholders

From net investment income

$(152,044,345
)

$(100,939,894
)

From net realized gain on investments

(62,911,674
)

—

Total distributions declared to shareholders

$(214,956,019
)

$(100,939,894
)

Change in net assets from fund share transactions

$706,759,283

$1,686,120,740

Total change in net assets

$747,731,801

$1,854,507,625

Net assets

At beginning of period

2,631,475,428

776,967,803

  At end of period (including undistributed net investment income of $3,737,080 and accumulated distributions in excess of net investment income of $3,835,517, respectively)

$3,379,207,229

$2,631,475,428

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A

Years ended 7/31

2011

2010

2009

2008

2007

Net asset value, beginning of period

$14.80

$13.16

$13.43

$13.75

$13.67

Income (loss) from investment operations

Net investment income (d)

$0.71

$0.75

$0.79

$0.80

$0.86

Net realized and unrealized gain (loss) on investments and foreign currency

0.54

1.74

(0.18
)

(0.05
)

0.30

Total from investment operations

$1.25

$2.49

$0.61

$0.75

$1.16

Less distributions declared to shareholders

From net investment income

$(0.73
)

$(0.85
)

$(0.88
)

$(0.86
)

$(0.89
)

From net realized gain on investments

(0.31
)

—

—

(0.21
)

(0.19
)

Total distributions declared to shareholders

$(1.04
)

$(0.85
)

$(0.88
)

$(1.07
)

$(1.08
)

Net asset value, end of period

$15.01

$14.80

$13.16

$13.43

$13.75

Total return (%) (r)(s)(t)(x)

8.80

19.39

5.58

5.48

8.56

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

1.15

1.19

1.40

1.40

1.43

Expenses after expense reductions (f)

1.14

1.19

1.34

1.30

1.33

Net investment income

4.83

5.29

6.59

5.78

6.14

Portfolio turnover

80

100

109

112

125

Net assets at end of period (000 omitted)

$1,123,447

$1,014,705

$405,619

$364,037

$318,682

See Notes to Financial Statements

Financial Highlights – continued

Class B

Years ended 7/31

2011

2010

2009

2008

2007

Net asset value, beginning of period

$14.85

$13.21

$13.48

$13.81

$13.71

Income (loss) from investment operations

Net investment income (d)

$0.61

$0.66

$0.71

$0.70

$0.77

Net realized and unrealized gain (loss) on investments and foreign currency

0.54

1.72

(0.19
)

(0.06
)

0.31

Total from investment operations

$1.15

$2.38

$0.52

$0.64

$1.08

Less distributions declared to shareholders

From net investment income

$(0.62
)

$(0.74
)

$(0.79
)

$(0.76
)

$(0.79
)

From net realized gain on investments

(0.31
)

—

—

(0.21
)

(0.19
)

Total distributions declared to shareholders

$(0.93
)

$(0.74
)

$(0.79
)

$(0.97
)

$(0.98
)

Net asset value, end of period

$15.07

$14.85

$13.21

$13.48

$13.81

Total return (%) (r)(s)(t)(x)

8.06

18.46

4.81

4.62

7.90

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

1.90

1.94

2.10

2.05

2.08

Expenses after expense reductions (f)

1.89

1.94

2.10

2.05

2.08

Net investment income

4.09

4.61

5.88

5.07

5.44

Portfolio turnover

80

100

109

112

125

Net assets at end of period (000 omitted)

$46,190

$33,123

$17,316

$19,042

$22,775

Class C

Years ended 7/31

2011

2010

2009

2008

2007

Net asset value, beginning of period

$14.84

$13.20

$13.48

$13.80

$13.72

Income (loss) from investment operations

Net investment income (d)

$0.61

$0.63

$0.70

$0.69

$0.75

Net realized and unrealized gain (loss) on investments and foreign currency

0.53

1.75

(0.19
)

(0.04
)

0.31

Total from investment operations

$1.14

$2.38

$0.51

$0.65

$1.06

Less distributions declared to shareholders

From net investment income

$(0.62
)

$(0.74
)

$(0.79
)

$(0.76
)

$(0.79
)

From net realized gain on investments

(0.31
)

—

—

(0.21
)

(0.19
)

Total distributions declared to shareholders

$(0.93
)

$(0.74
)

$(0.79
)

$(0.97
)

$(0.98
)

Net asset value, end of period

$15.05

$14.84

$13.20

$13.48

$13.80

Total return (%) (r)(s)(t)(x)

7.99

18.47

4.73

4.70

7.75

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

1.90

1.94

2.09

2.05

2.08

Expenses after expense reductions (f)

1.89

1.94

2.09

2.05

2.08

Net investment income

4.09

4.44

5.83

5.03

5.35

Portfolio turnover

80

100

109

112

125

Net assets at end of period (000 omitted)

$390,816

$263,226

$53,151

$29,499

$27,060

See Notes to Financial Statements

Financial Highlights – continued

Class I

Years ended 7/31

2011

2010

2009

2008

2007

Net asset value, beginning of period

$14.77

$13.13

$13.42

$13.75

$13.65

Income (loss) from investment operations

Net investment income (d)

$0.75

$0.78

$0.83

$0.82

$0.92

Net realized and unrealized gain (loss) on investments and foreign currency

0.53

1.74

(0.21
)

(0.05
)

0.29

Total from investment operations

$1.28

$2.52

$0.62

$0.77

$1.21

Less distributions declared to shareholders

From net investment income

$(0.76
)

$(0.88
)

$(0.91
)

$(0.89
)

$(0.92
)

From net realized gain on investments

(0.31
)

—

—

(0.21
)

(0.19
)

Total distributions declared to shareholders

$(1.07
)

$(0.88
)

$(0.91
)

$(1.10
)

$(1.11
)

Net asset value, end of period

$14.98

$14.77

$13.13

$13.42

$13.75

Total return (%) (r)(s)(x)

9.08

19.71

5.68

5.66

8.99

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

0.90

0.95

1.06

1.06

1.08

Expenses after expense reductions (f)

0.89

0.94

1.06

1.06

1.08

Net investment income

5.10

5.50

6.70

6.02

6.41

Portfolio turnover

80

100

109

112

125

Net assets at end of period (000 omitted)

$1,633,849

$992,622

$279,983

$11,038

$8,518

Class W

Years ended 7/31

2011

2010

2009

2008

2007

Net asset value, beginning of period

$14.79

$13.15

$13.43

$13.74

$13.67

Income (loss) from investment operations

Net investment income (d)

$0.73

$0.75

$0.81

$0.81

$0.87

Net realized and unrealized gain (loss) on investments and foreign currency

0.54

1.76

(0.19
)

(0.03
)

0.30

Total from investment operations

$1.27

$2.51

$0.62

$0.78

$1.17

Less distributions declared to shareholders

From net investment income

$(0.75
)

$(0.87
)

$(0.90
)

$(0.88
)

$(0.91
)

From net realized gain on investments

(0.31
)

—

—

(0.21
)

(0.19
)

Total distributions declared to shareholders

$(1.06
)

$(0.87
)

$(0.90
)

$(1.09
)

$(1.10
)

Net asset value, end of period

$15.00

$14.79

$13.15

$13.43

$13.74

Total return (%) (r)(s)(x)

8.97

19.57

5.66

5.71

8.64

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

0.99

1.03

1.18

1.16

1.18

Expenses after expense reductions (f)

0.99

1.03

1.17

1.16

1.18

Net investment income

4.95

5.26

6.64

5.87

6.04

Portfolio turnover

80

100

109

112

125

Net assets at end of period (000 omitted)

$115,940

$298,331

$19,614

$6,938

$4,002

See Notes to Financial Statements

Financial Highlights – continued

Class R1

Years ended 7/31

2011

2010

2009 (i)

Net asset value, beginning of period

$14.86

$13.21

$10.67

Income (loss) from investment operations

Net investment income (d)

$0.61

$0.66

$0.48

Net realized and unrealized gain (loss) on investments and foreign currency

0.53

1.73

2.53
(g)

Total from investment operations

$1.14

$2.39

$3.01

Less distributions declared to shareholders

From net investment income

$(0.62
)

$(0.74
)

$(0.47
)

From net realized gain on investments

(0.31
)

—

—

Total distributions declared to shareholders

$(0.93
)

$(0.74
)

$(0.47
)

Net asset value, end of period

$15.07

$14.86

$13.21

Total return (%) (r)(s)(x)

7.98

18.54

28.71
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

1.90

1.94

2.12
(a)

Expenses after expense reductions (f)

1.90

1.94

2.12
(a)

Net investment income

4.12

4.65

6.03
(a)

Portfolio turnover

80

100

109

Net assets at end of period (000 omitted)

$492

$233

$130

Class R2

Years ended 7/31

2011

2010

2009 (i)

Net asset value, beginning of period

$14.85

$13.21

$10.67

Income (loss) from investment operations

Net investment income (d)

$0.69

$0.72

$0.52

Net realized and unrealized gain (loss) on investments and foreign currency

0.52

1.74

2.53
(g)

Total from investment operations

$1.21

$2.46

$3.05

Less distributions declared to shareholders

From net investment income

$(0.69
)

$(0.82
)

$(0.51
)

From net realized gain on investments

(0.31
)

—

—

Total distributions declared to shareholders

$(1.00
)

$(0.82
)

$(0.51
)

Net asset value, end of period

$15.06

$14.85

$13.21

Total return (%) (r)(s)(x)

8.52

19.04

29.13
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

1.41

1.46

1.59
(a)

Expenses after expense reductions (f)

1.40

1.46

1.59
(a)

Net investment income

4.64

5.07

6.30
(a)

Portfolio turnover

80

100

109

Net assets at end of period (000 omitted)

$11,329

$1,798

$689

See Notes to Financial Statements

Financial Highlights – continued

Class R3

Years ended 7/31

2011

2010

2009 (i)

Net asset value, beginning of period

$14.80

$13.16

$10.63

Income (loss) from investment operations

Net investment income (d)

$0.72

$0.74

$0.53

Net realized and unrealized gain (loss) on investments and foreign currency

0.53

1.75

2.53
(g)

Total from investment operations

$1.25

$2.49

$3.06

Less distributions declared to shareholders

From net investment income

$(0.73
)

$(0.85
)

$(0.53
)

From net realized gain on investments

(0.31
)

—

—

Total distributions declared to shareholders

$(1.04
)

$(0.85
)

$(0.53
)

Net asset value, end of period

$15.01

$14.80

$13.16

Total return (%) (r)(s)(x)

8.80

19.39

29.33
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

1.15

1.20

1.35
(a)

Expenses after expense reductions (f)

1.15

1.20

1.35
(a)

Net investment income

4.87

5.15

6.68
(a)

Portfolio turnover

80

100

109

Net assets at end of period (000 omitted)

$8,831

$2,981

$336

See Notes to Financial Statements

Financial Highlights – continued

Class R4

Years ended 7/31

2011

2010

2009 (i)

Net asset value, beginning of period

$14.80

$13.16

$10.63

Income (loss) from investment operations

Net investment income (d)

$0.76

$0.72

$0.56

Net realized and unrealized gain (loss) on investments and foreign currency

0.53

1.80

2.52
(g)

Total from investment operations

$1.29

$2.52

$3.08

Less distributions declared to shareholders

From net investment income

$(0.77
)

$(0.88
)

$(0.55
)

From net realized gain on investments

(0.31
)

—

—

Total distributions declared to shareholders

$(1.08
)

$(0.88
)

$(0.55
)

Net asset value, end of period

$15.01

$14.80

$13.16

Total return (%) (r)(s)(x)

9.07

19.68

29.54
(n)

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)

0.90

1.02

1.12
(a)

Expenses after expense reductions (f)

0.90

1.02

1.12
(a)

Net investment income

5.11

5.00

7.02
(a)

Portfolio turnover

80

100

109

Net assets at end of period (000 omitted)

$48,313

$24,458

$130

(a)
Annualized.

(d)
Per share data is based on average shares outstanding.

(f)
Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(i)
For the period from the class’ inception December 1, 2008 (Classes R1, R2, R3, and R4) through the stated period end.

(n)
Not annualized.

(r)
Certain expenses have been reduced without which performance would have been lower.

(s)
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)
Total returns do not include any applicable sales charges.

(x)
Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)

Business and Organization

MFS Emerging Markets
Debt Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)

Significant Accounting Policies

General
– The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans
(other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded.
Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options

Notes to Financial Statements – continued

are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded
(such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an

Notes to Financial Statements – continued

investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of
the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts and swap contracts. The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value

Level 1

Level 2

Level 3

Total

U.S. Treasury Bonds & U.S. Government Agency & Equivalents

$37,297

$—

$—

$37,297

Non-U.S. Sovereign Debt

—

2,582,506,034

—

2,582,506,034

Corporate Bonds

—

8,316,000

—

8,316,000

Foreign Bonds

—

526,257,224

—

526,257,224

Mutual Funds

201,924,108

—

—

201,924,108

Total Investments

$201,961,405

$3,117,079,258

$—

$3,319,040,663

Other Financial Instruments

Futures

$1,159,691

$—

$—

$1,159,691

Swaps

—

(1,809,951
)

—

(1,809,951
)

Forward Foreign Currency Exchange Contracts

—

1,764,469

—

1,764,469

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2011 as reported in the Statement of Assets and Liabilities:

Fair Value (a)

Risk

Derivative Contracts

Asset Derivatives

Liability Derivatives

Interest Rate

Interest Rate Futures

$2,117,555

$(957,864
)

Interest Rate

Purchased Interest Rate Options

37,297

—

Foreign Exchange

Forward Foreign Currency Exchange

2,654,455

(889,986
)

Credit

Credit Default Swaps

—

(1,809,951
)

Total

$4,809,307

$(3,657,801
)

(a)
The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended July 31, 2011 as reported in the Statement of Operations:

Risk

Futures Contracts

Swap Transactions

Foreign Currency Transactions

Investment Transactions (Purchased Options)

Interest Rate

$(7,337,581
)

$102,808

$—

$(501,017
)

Foreign Exchange

—

—

3,348,051

(2,040,333
)

Credit

—

709,003

—

—

Total

$(7,337,581
)

$811,811

$3,348,051

$(2,541,350
)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation)
on derivatives held by the fund for year ended July 31, 2011 as reported in the Statement of Operations:

Risk

Futures Contracts

Swap Transactions

Translation of Assets and Liabilities in Foreign Currencies

Investments (Purchased Options)

Interest Rate

$1,461,732

$(73,765
)

$—

$(153,338
)

Foreign Exchange

—

—

2,467,510

110,292

Credit

—

(208,123
)

—

—

Total

$1,461,732

$(281,888
)

$2,467,510

$(43,046
)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master
Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA
Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Notes to Financial Statements – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options –
The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument.
Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as
an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency

Notes to Financial Statements – continued

exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest
rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward
Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign
currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the

Notes to Financial Statements – continued

contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into interest rate swaps in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described

Notes to Financial Statements – continued

above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit
Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position as of July 31, 2011 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. If a defined credit event had occurred as of July 31, 2011, the swaps’ credit-risk-related contingent features would have been triggered and, for those swaps in a net liability position for which the fund is the protection seller, the fund in order to settle these swaps would have been required to either (1) pay the swap’s

Notes to Financial Statements – continued

notional value of $18,780,000 less the value of the contracts’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swaps in return for physical receipt of the deliverable obligations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications
– Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date.
Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended July 31, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Notes to Financial Statements – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax
differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

7/31/11

7/31/10

Ordinary income (including any short-term capital gains)

$208,201,710

$100,939,894

Long-term capital gain

6,754,309

—

Total distributions

$214,956,019

$100,939,894

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/11

Cost of investments

$3,131,808,560

Gross appreciation

191,954,008

Gross depreciation

(4,721,905
)

Net unrealized appreciation (depreciation)

$187,232,103

Undistributed ordinary income

20,695,336

Undistributed long-term capital gain

8,913,612

Other temporary differences

(14,309,430
)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in

Notes to Financial Statements – continued

separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the
Statements of Changes in Net Assets are presented by class as follows:

From net investment income

From net realized gain on investments

Year ended 7/31/11

Year ended 7/31/10

Year ended 7/31/11

Year ended 7/31/10

Class A

$57,202,782

$42,595,387

$25,694,544

$—

Class B

1,751,399

1,365,160

888,659

—

Class C

14,654,997

8,027,538

7,418,297

—

Class I

62,654,991

39,005,902

21,366,336

—

Class W

13,557,615

9,555,177

6,768,914

—

Class R1

16,821

10,581

7,842

—

Class R2

290,781

59,757

90,188

—

Class R3

279,020

92,276

97,615

—

Class R4

1,635,939

228,116

579,279

—

Total

$152,044,345

$100,939,894

$62,911,674

$—

(3)

Transactions with Affiliates

Investment
Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets

0.75
%

Average daily net assets in excess of $1 billion

0.70
%

Effective December 1, 2010, the investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. For the year ended ended July 31, 2011, this reduction amounted to $205,618 and is reflected as a reduction of total expenses in the Statement of Operations. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2012. The management fee incurred for the year ended July 31, 2011 was equivalent to an annual effective rate of
0.71% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.40% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2012. For the year ended July 31, 2011, the fund’s actual operating expenses did not exceed the limit and

Notes to Financial Statements – continued

therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $538,285 for the year ended July 31, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to
Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

Distribution Fee Rate (d)

Service Fee Rate (d)

Total Distribution Plan (d)

Annual Effective Rate (e)

Distribution and Service Fee

Class A

—

0.25%

0.25%

0.25%

$2,909,043

Class B

0.75%

0.25%

1.00%

1.00%

418,666

Class C

0.75%

0.25%

1.00%

1.00%

3,504,320

Class W

0.10%

—

0.10%

0.10%

269,814

Class R1

0.75%

0.25%

1.00%

1.00%

3,989

Class R2

0.25%

0.25%

0.50%

0.50%

30,444

Class R3

—

0.25%

0.25%

0.25%

13,987

Total Distribution and Service Fees

$7,150,263

(d)
In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.

(e)
The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended July 31, 2011, were as follows:

Amount

Class A

$49,878

Class B

61,697

Class C

114,160

Notes to Financial Statements – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a
wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s
Board of Trustees. For the year ended July 31, 2011, the fee was $597,128, which equated to 0.0194% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended July 31, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,671,122.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended July 31, 2011, these costs for the fund amounted to $425,782 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator
– MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended July 31, 2011 was equivalent to an annual effective rate of 0.0140% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent
Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and
Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino
LLC and Griffin

Notes to Financial Statements – continued

Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended July 31,
2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $27,094 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $13,273, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)

Portfolio Securities

Purchases and sales of
investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $2,948,215,203 and $2,178,546,699, respectively.

(5)

Shares of Beneficial Interest

The fund’s
Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Year ended 7/31/11

Year ended 7/31/10

Shares

Amount

Shares

Amount

Shares sold

Class A

50,040,643

$742,743,071

60,392,608

$854,569,496

Class B

1,348,665

20,195,357

1,373,885

19,483,036

Class C

12,349,951

184,596,630

14,814,837

210,517,944

Class I

78,787,319

1,157,974,967

58,996,867

835,323,362

Class W

14,079,623

209,993,733

24,576,251

348,560,488

Class R1

22,052

327,026

8,553

122,422

Class R2

686,220

10,153,379

92,430

1,315,629

Class R3

505,076

7,449,444

212,403

3,007,845

Class R4

2,019,515

29,894,001

1,713,914

24,335,364

159,839,064

$2,363,327,608

162,181,748

$2,297,235,586

Notes to Financial Statements – continued

Year ended 7/31/11

Year ended 7/31/10

Shares

Amount

Shares

Amount

Shares issued to shareholders in reinvestment of distributions

Class A

4,638,171

$68,301,857

2,514,149

$35,672,983

Class B

135,863

2,007,443

72,547

1,031,701

Class C

951,509

14,040,290

345,583

4,929,623

Class I

3,652,285

53,799,782

1,859,668

26,381,833

Class W

1,329,172

19,582,822

641,646

9,147,500

Class R1

1,660

24,532

743

10,567

Class R2

25,807

380,969

4,197

59,757

Class R3

25,550

376,350

6,474

92,515

Class R4

128,539

1,894,730

15,513

224,435

10,888,556

$160,408,775

5,460,520

$77,550,914

Shares reacquired

Class A

(48,399,650
)

$(710,906,979
)

(25,157,703
)

$(353,769,267
)

Class B

(648,734
)

(9,584,483
)

(527,739
)

(7,549,875
)

Class C

(5,073,532
)

(74,635,406
)

(1,449,973
)

(20,632,548
)

Class I

(40,560,478
)

(600,472,524
)

(14,966,435
)

(212,045,538
)

Class W

(27,849,778
)

(409,390,841
)

(6,539,492
)

(92,362,852
)

Class R1

(6,734
)

(98,951
)

(3,460
)

(50,542
)

Class R2

(80,966
)

(1,186,615
)

(27,752
)

(393,606
)

Class R3

(143,674
)

(2,115,959
)

(43,034
)

(618,748
)

Class R4

(582,389
)

(8,585,342
)

(87,033
)

(1,242,784
)

(123,345,935
)

$(1,816,977,100
)

(48,802,621
)

$(688,665,760
)

Net change

Class A

6,279,164

$100,137,949

37,749,054

$536,473,212

Class B

835,794

12,618,317

918,693

12,964,862

Class C

8,227,928

124,001,514

13,710,447

194,815,019

Class I

41,879,126

611,302,225

45,890,100

649,659,657

Class W

(12,440,983
)

(179,814,286
)

18,678,405

265,345,136

Class R1

16,978

252,607

5,836

82,447

Class R2

631,061

9,347,733

68,875

981,780

Class R3

386,952

5,709,835

175,843

2,481,612

Class R4

1,565,665

23,203,389

1,642,394

23,317,015

47,381,685

$706,759,283

118,839,647

$1,686,120,740

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund and the MFS Growth Allocation Fund, were the owners of record of approximately 1%, 3% and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS

Notes to Financial Statements – continued

Lifetime 2030 Fund and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)

Line of Credit

The fund and certain other funds
managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended July 31, 2011, the fund’s commitment fee and interest expense were $27,744 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)

Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds

Beginning Shares/Par Amount

Acquisitions Shares/Par Amount

Dispositions Shares/Par Amount

Ending Shares/Par Amount

MFS Institutional Money Market Portfolio

345,957,595

1,267,564,639

(1,411,598,126
)

201,924,108

Underlying Affiliated Funds

Realized Gain (Loss)

Capital Gain Distributions

Dividend Income

  Ending
Value

MFS Institutional Money Market Portfolio

$—

$—

$651,980

$201,924,108

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust X and Shareholders of MFS Emerging Markets Debt Fund:

We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Debt Fund (the Fund) (one of the portfolios comprising MFS
Series Trust X), including the portfolio of investments, as of July 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Emerging Markets Debt Fund at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

September 16, 2011

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of September 1, 2011, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

INTERESTED TRUSTEES

Robert J. Manning (k) (age 47)

Trustee

February 2004

Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)

Robert C. Pozen (k) (age 65)

Trustee

February 2004

Massachusetts Financial Services Company, Chairman Emeritus; Chairman (until July 2010)

Medtronic, Inc, (medical devices), Director (since 2004); The Neilsen Company (market research), Director (since 2010); Telesat (satellite communications), Director (until November
2007); Bell Canada Enterprises (telecommunications), Director (until February 2009)

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

INDEPENDENT TRUSTEES

David H. Gunning (age 69)

Trustee and Chair of Trustees

January 2004

Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007)

Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining),
Director (until 2008)

  Robert E. Butler    (age
69)

Trustee

January 2006

Consultant – investment company industry regulatory and compliance matters

  Maureen R. Goldfarb    (age
56)

Trustee

January 2009

Private investor

William R. Gutow (age 69)

Trustee

December 1993

Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman

Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (age 66)

Trustee

December 2004

Private investor

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

  John P. Kavanaugh    (age
56)

Trustee

January 2009

Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus
Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

  J. Dale Sherratt    (age
72)

Trustee

June 1989

Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner

  Laurie J. Thomsen    (age
54)

Trustee

March 2005

Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)

The Travelers Companies (property and casualty insurance), Director

  Robert W. Uek    (age
70)

Trustee

January 2006

Consultant to investment company industry

OFFICERS

  Maria F. DiOrioDwyer (k)
(age 52)

President

March 2004

Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006)

Christopher R. Bohane (k) (age 37)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

  John M. Corcoran (k)
(age 46)

Treasurer

October 2008

Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until
September 2008)

  Ethan D. Corey (k)
(age 47)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

David L. DiLorenzo (k) (age 43)

Assistant Treasurer

July 2005

Massachusetts Financial Services Company, Vice President

Timothy M. Fagan (k) (age 43)

Assistant Secretary and Assistant Clerk

September 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

  Robyn L. Griffin    (age
36)

Assistant Independent Chief Compliance Officer

August 2008

Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant
Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April
2006)

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

Brian E. Langenfeld (k) (age 38)

Assistant Secretary and Assistant Clerk

June 2006

Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April
2006)

Ellen Moynihan (k) (age 53)

Assistant Treasurer

April 1997

Massachusetts Financial Services Company, Senior Vice President

  Susan S. Newton (k)
(age 61)

Assistant Secretary and Assistant Clerk

May 2005

Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

Susan A. Pereira (k) (age 40)

Assistant Secretary and Assistant Clerk

July 2005

Massachusetts Financial Services Company, Vice President and Senior Counsel

Mark N. Polebaum (k) (age 59)

Secretary and Clerk

January 2006

Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner
(until January 2006)

Frank L. Tarantino (age 67)

Independent Chief Compliance Officer

June 2004

Tarantino LLC (provider of compliance services), Principal

Trustees and Officers – continued

Name, Age

  Position(s) Held
with Fund

Trustee/Officer Since (h)

  Principal Occupations During
the Past Five Years

Other Directorships (j)

Richard S. Weitzel (k) (age 41)

Assistant Secretary and Assistant Clerk

October 2007

Massachusetts Financial Services Company, Vice President and Assistant General Counsel

  James O. Yost (k)   (age
51)

Assistant Treasurer

September 1990

Massachusetts Financial Services Company, Senior Vice President

(h)
Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from
December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. DiOrioDwyer served as Treasurer of the Funds.

(j)
Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).

(k)
“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2011, the Trustees served as board members of 105 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser

Custodian

Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741

State Street Bank and Trust 1 Lincoln Street, Boston, MA 02111-2900

Distributor

Independent Registered Public Accounting Firm

MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741

  Ernst & Young LLP   200 Clarendon Street,
Boston, MA 02116

Portfolio Managers

Ward Brown Matthew Ryan

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients,
(iv) information as to whether and to what extent applicable expense waivers,

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc.
was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The
Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the
1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the
Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The
Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion and that MFS has agreed in writing to reduce its advisory fee on average daily net assets over $2.5 billion, which may not be changed without the Trustees’ approval. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the

Board Review of Investment Advisory Agreement – continued

MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees
considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’
interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

Board Review of Investment Advisory Agreement – continued

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site
(mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling

1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s
Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio
holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2011 income tax forms in January 2012. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $18,206,000 as capital gain dividends paid during the fiscal year.

rev. 3/11

FACTS

WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.
Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we
do.

What?

The types of personal
information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer
instructions

When you are no
longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal
information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information

Does MFS share?

Can you limit this sharing?

  For our everyday business purposes
–   such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus

Yes

No

  For our marketing purposes –
to offer our products and services to you

No

We don’t share

For joint marketing with other financial companies

No

We don’t share

  For our affiliates’ everyday business purposes
– information about your transactions and experiences

No

We don’t share

  For our affiliates’ everyday business purposes
– information about your creditworthiness

No

We don’t share

For nonaffiliates to market to you

No

We don’t share

Questions?

Call 800-225-2606 or go to mfs.com.

Who we are

Who is providing this notice?

MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors,
Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do

How does MFS
protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.

How does MFS collect my personal information?

We collect your personal information, for example,
when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit
only

•sharing for affiliates’ everyday business purposes –
information about your creditworthiness

•affiliates from
using your information to market to you

•sharing for
nonaffiliates to market to you

State laws and individual companies may give you
additional rights to limit sharing.

Definitions

Affiliates

Companies related by common ownership or control.
They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates

  Companies not related by common ownership or
control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.

Joint Marketing

  A formal agreement between nonaffiliated financial
companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information

If you own an MFS product or receive an
MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1.
Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.
CODE OF ETHICS.

The Registrant has
adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the
Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Ms. Thomsen are
“independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission
has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The
Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to the series of the Registrant covered by this report (collectively, the “Funds”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended July 31, 2011 and 2010, audit fees billed to the Funds by E&Y were as follows:

Audit Fees

2011

2010

Fees billed by E&Y:

MFS Emerging Markets Debt Fund

50,628

50,085

For the fiscal years ended July 31, 2011 and 2010, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Audit-Related Fees[1]

Tax Fees[2]

All Other Fees[3]

2011

2010

2011

2010

2011

2010

Fees billed by E&Y:

To MFS Emerging Markets Debt Fund

0

0

9,205

9,105

0

0

Total fees billed by E&Y To above Funds:

0

0

9,205

9,105

0

0

To MFS and MFS Related Entities of MFS Emerging Markets Debt Fund*

0

0

0

0

0

0

2011

2010

Aggregate fees for non-audit services:

To MFS Emerging Markets Debt Fund, MFS and MFS Related Entities#

186,974

170,893

*
This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds
(portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#
This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related
Entities.

[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]
  The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit
Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit
Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit
Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.
INVESTMENTS

A schedule of investments of
the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.
PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.
PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.
CONTROLS AND PROCEDURES.

(a)
Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange
Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a)
File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the
Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR
270.30a-2): Attached hereto.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)),
Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*

MARIA F. DIORIODWYER

Maria F. DiOrioDwyer, President

Date: September 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

MARIA F. DIORIODWYER

Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: September 16, 2011

By (Signature and Title)*

JOHN M. CORCORAN

John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2011

*
Print name and title of each signing officer under his or her signature.